Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

As at	Maturity date	December 31, 2021	December 31, 2020
Credit facilities
$2 billion unsecured extendible revolving facility (a) (b)	4-May-2026	$375	$802
US$150 million unsecured extendible revolving facility	20-Dec-2026	120	81
Commercial paper (c)	Various	469	260
$200 million secured extendible revolving facility (d)	28-Sep-2025	—	51
AltaGas Ltd. medium-term notes (MTNs)
$350 million Senior unsecured - 3.72 percent	28-Sep-2021	—	350
$500 million Senior unsecured - 2.61 percent	16-Dec-2022	500	500
$300 million Senior unsecured - 3.57 percent	12-Jun-2023	300	300
$200 million Senior unsecured - 4.40 percent	15-Mar-2024	200	200
$350 million Senior unsecured - 1.23 percent	18-Mar-2024	350	—
$300 million Senior unsecured - 3.84 percent	15-Jan-2025	300	300
$500 million Senior unsecured - 2.16 percent	10-Jun-2025	500	500
$350 million Senior unsecured - 4.12 percent	7-Apr-2026	350	350
$200 million Senior unsecured - 2.17 percent	16-Mar-2027	200	—
$200 million Senior unsecured - 3.98 percent	4-Oct-2027	200	200
$500 million Senior unsecured - 2.08 percent	30-May-2028	500	500
$200 million Senior unsecured - 2.48 percent	30-Nov-2030	200	200
$100 million Senior unsecured - 5.16 percent	13-Jan-2044	100	100
$300 million Senior unsecured - 4.50 percent	15-Aug-2044	300	300
$250 million Senior unsecured - 4.99 percent	4-Oct-2047	250	250
WGL and Washington Gas MTNs and private placement notes
US$20 million Senior unsecured - 6.65 percent	20-Mar-2023	25	25
US$41 million Senior unsecured - 5.44 percent	11-Aug-2025	51	52
US$53 million Senior unsecured - 6.62 to 6.82 percent	Oct 2026	67	67
US$72 million Senior unsecured - 6.40 to 6.57 percent	Feb - Sep 2027	91	92
US$52 million Senior unsecured - 6.57 to 6.85 percent	Jan - Mar 2028	66	66
US$9 million Senior unsecured - 7.50 percent	1-Apr-2030	11	11
US$50 million Senior unsecured - 5.70 to 5.78 percent	Jan - Mar 2036	63	64
US$75 million Senior unsecured - 5.21 percent	3-Dec-2040	95	95
US$75 million Senior unsecured - 5.00 percent	15-Dec-2043	95	95
US$300 million Senior unsecured - 4.22 to 4.60 percent	Sep - Nov 2044	380	382
US$450 million Senior unsecured - 3.80 percent	15-Sep-2046	572	573
US$400 million Senior unsecured - 3.65 percent (e)	15-Sep-2049	528	530
US$200 million Senior unsecured - 2.98 percent	15-Dec-2051	254	—
SEMCO long-term debt
US$82 million CINGSA Senior Secured - 4.48 percent (f)	2-Mar-2032	63	69
US$225 million First Mortgage Bonds - 3.15 percent	21-Apr-2050	285	286
US$225 million First Mortgage Bonds - 2.45 percent	21-Apr-2030	285	286
Fair value adjustment on WGL acquisition		77	80
Finance lease liabilities (note 10)		17	12
		$8,239	$8,029
Less debt issuance costs		(44)	(43)
		$8,195	$7,986
Less current portion		(511)	(360)
		$7,684	$7,626
(a)    Borrowings on the facility can be by way of prime loans, U.S. base-rate loans, LIBOR loans, bankers' acceptances, or letters of credit. Borrowings on the facility have fees and interest at rates relevant to the nature of the draw made.
(b)    During the second quarter of 2021, AltaGas closed an amendment that caused all committed credit facilities in Canada to be consolidated into a $2.3 billion facility. The facility has a $2 billion five-year extendable committed revolving tranche and a $300 million two-year extendable side car liquidity revolving facility.
(c)    Commercial paper is supported by the availability of long-term committed credit facilities with maturity dates ranging from 2022 to 2024. Commercial paper intended to be repaid within the next year is recorded as short-term debt (Note 15).
(d)    During the third quarter of 2021, Petrogas closed an amendment that caused all committed Petrogas credit facilities to be consolidated into a four-year $200 million facility.
(e)    On December 10, 2020, Washington Gas issued MTNs with an aggregate principal amount of US$100 million. This offering constituted the reopening of its US$300 million MTNs originally issued in 2019. The total includes a US$17 million premium which will be amortized as a reduction to interest expense over the term of the note.
(f) Collateral for the CINGSA Senior secured loan is certain CINGSA assets. Alaska Storage Holding Company, LLC, a subsidiary in which AltaGas has a controlling interest, is the non-recourse guarantor of this loan.